Schedule of investments
Delaware Tax-Free USA Fund	November 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 101.88%
Corporate Revenue Bonds — 11.95%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	7,420,000	$ 8,906,820
Buckeye, Ohio Tobacco Settlement Financing Authority
(Senior)
Series A-2 3.00% 6/1/48	7,085,000	7,305,273
Series A-2 4.00% 6/1/48	7,205,000	8,151,232
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	375,000	225,000
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,490,000	3,223,703
Series A 5.00% 9/1/35	1,915,000	2,630,808
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/34	85,000	103,643
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed) Series A 144A 1.49% 6/1/60 #, ^	73,230,000	4,067,926
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	8,205,000	8,949,932
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	2,960,000	3,023,314
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	4,430,000	5,274,358
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT) #	2,680,000	2,543,642
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.941% 6/1/57 #, ^	133,885,000	9,398,727
Series F 144A 1.387% 6/1/57 #, ^	87,685,000	5,108,528
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing LLC Project) 144A 7.75% 4/1/39 #	350,000	361,767
Liberty New York Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	155,000	219,294
NQ-011 [11/21] 1/22 (1984259)    1

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Lower Alabama Gas District
Series A 5.00% 9/1/34	3,985,000	$ 5,341,374
Series A 5.00% 9/1/46	2,630,000	3,883,590
Michigan Finance Authority Revenue
Series B-1 5.00% 6/1/49	830,000	1,001,827
Minneapolis, Minnesota
Series A 6.25% 12/1/30	270,000	270,000
Monroe County, Michigan Economic Development Revenue
(The Detroit Edison Company Project) Series AA 6.95% 9/1/22 (NATL)	440,000	461,710
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,580,000	1,969,707
Series B 6.50% 11/1/39	4,655,000	7,462,524
Series C 6.50% 11/1/39	2,210,000	3,542,895
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34 (AMT)	2,655,000	3,184,858
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	5,505,000	8,555,651
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,550,000	2,175,440
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,830,000	1,959,399
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(AC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	500,000	483,395
Southern Ohio Port Authority
(Purecycle Project) Series A 144A 7.00% 12/1/42 (AMT) #	880,000	1,012,713
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C 0.545% 6/1/46 ^	15,025,000	2,927,471
(Capital Appreciation-3rd Subordinate Lien) Capital Appreciation Third Subordinate Series D 0.299% 6/1/46 ^	2,475,000	448,000
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,580,000	1,765,634
2    NQ-011 [11/21] 1/22 (1984259)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Virginia Tobacco Settlement Financing
(Capital Appreciation)
Series C 2.456% 6/1/47 ^	21,445,000	$ 5,337,875
Series D 2.518% 6/1/47 ^	25,730,000	5,798,770
		127,076,800
Education Revenue Bonds — 8.01%
Arizona Industrial Development Authority Revenue
(GreatHearts Arizona Projects)
Series A 2.25% 7/1/46	1,500,000	1,453,890
Series A 2.375% 7/1/52	1,500,000	1,465,425
Auburn University, Alabama General Fee Revenue
Series A 5.00% 6/1/33	1,525,000	1,912,731
Bibb County, Georgia Development Authority Revenue
(Macon State College Student Housing Project) Series A 5.75% 7/1/40 (AGM)	2,210,000	2,219,636
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	880,000	1,029,741
(Stanford University)
Series T-1 5.00% 3/15/39	7,085,000	10,394,971
Series V-1 5.00% 5/1/49	7,325,000	11,618,109
Series V-2 2.25% 4/1/51	2,125,000	2,092,126
District of Columbia Revenue
5.00% 6/1/50	880,000	1,038,620
(KIPP DC Issue)
4.00% 7/1/44	440,000	496,808
4.00% 7/1/49	705,000	790,171
Idaho Housing & Finance Association
(Sage International School of Boise Project) Series A 4.00% 5/1/50	490,000	561,045
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,645,000	1,877,274
Series A 5.00% 2/15/50	480,000	546,950
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	3,000,000	4,894,590
New Jersey Economic Development Authority
(Provident Group - Montclair State University) 5.00% 6/1/42 (AGM)	1,105,000	1,314,044
NQ-011 [11/21] 1/22 (1984259)    3

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Rhode Island Health and Educational Building Revenue
(University of Rhode Island) Series B 5.25% 9/15/29 (AGC)	1,255,000	$ 1,260,108
Town of Davie, Florida
(Nova Southeastern University Project) 5.00% 4/1/38	2,655,000	3,221,842
University of North Carolina at Chapel Hill
Series B 5.00% 12/1/36	3,855,000	5,230,194
Series B 5.00% 12/1/37	5,985,000	8,099,680
Series B 5.00% 12/1/38	6,765,000	9,136,877
University of Texas System Board of Regents
Series B 5.00% 8/15/49	8,945,000	14,102,419
Virginia College Building Authority Revenue
(The Washington and Lee University Project) 5.75% 1/1/34	270,000	396,833
		85,154,084
Electric Revenue Bonds — 3.41%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	2,210,000	2,444,835
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/47	1,430,000	1,740,496
Series B 5.00% 9/1/41	2,655,000	3,131,413
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	4,250,000	4,186,250
Series A 5.05% 7/1/42 ‡	115,000	113,275
Series A 6.75% 7/1/36 ‡	2,005,000	2,020,038
Series AAA 5.25% 7/1/25 ‡	70,000	69,125
Series CCC 5.25% 7/1/27 ‡	2,325,000	2,295,938
Series TT 5.00% 7/1/32 ‡	2,800,000	2,758,000
Series WW 5.00% 7/1/28 ‡	1,080,000	1,063,800
Series WW 5.25% 7/1/33 ‡	2,880,000	2,844,000
Series WW 5.50% 7/1/38 ‡	1,925,000	1,905,750
Series XX 4.75% 7/1/26 ‡	235,000	230,594
Series XX 5.25% 7/1/40 ‡	3,345,000	3,303,187
Series XX 5.75% 7/1/36 ‡	835,000	829,781
Series ZZ 4.75% 7/1/27 ‡	185,000	181,531
Series ZZ 5.25% 7/1/24 ‡	90,000	88,875
4    NQ-011 [11/21] 1/22 (1984259)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
(Salt River Project Electric System) Series A 5.00% 1/1/30	5,315,000	$ 6,607,183
Utah Associated Municipal Power Systems Revenue
(San Juan Project) 5.50% 6/1/22	440,000	441,830
		36,255,901
Healthcare Revenue Bonds — 12.56%
Alachua County, Florida Health Facilities Authority
(Oak Hammock at the University of Florida, Inc. Project)
4.00% 10/1/46	655,000	717,808
4.00% 10/1/46	1,750,000	1,869,770

(Oak Hammock University) Series A 8.00% 10/1/42	880,000	952,336
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	45,000	50,225
Series A 5.00% 4/1/47	1,640,000	1,964,392
Apple Valley Senior Living Revenue
(Minnesota Senior Living LLC Project)
Series B 5.00% 1/1/47	2,105,000	1,630,975
Series D 7.25% 1/1/52	2,295,000	1,771,786
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project 2nd Tier)
Series B 5.00% 1/1/49	350,000	327,653
Series B 5.125% 1/1/54	415,000	392,959

(Great Lakes Senior Living Communities LLC Project 4th Tier) 144A 7.75% 1/1/54 #	225,000	179,195
(Great Lakes Senior Living Communities LLC Project) Series A 5.00% 1/1/54	945,000	984,888
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	3,815,000	4,405,638
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	6,955,000	10,656,312
(Sutter Health) Series A 5.00% 11/15/38	880,000	1,082,523
NQ-011 [11/21] 1/22 (1984259)    5

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,350,000	$ 2,812,550
Chester County Industrial Development Authority, Pennsylvania
(Longwood Gardens, Inc. Project)
4.00% 12/1/46	1,330,000	1,575,890
4.00% 12/1/51	2,655,000	3,118,988
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/43	2,655,000	3,116,784
Series A 4.00% 11/15/50	5,000,000	5,938,050

(American Baptist) 8.00% 8/1/43	1,925,000	2,038,190
(CommonSpirit Health)
Series A-2 4.00% 8/1/49	2,880,000	3,283,632
Series A-2 5.00% 8/1/44	2,655,000	3,263,739

(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,660,000	1,785,994
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	1,985,000	2,357,088
5.50% 2/15/57	2,655,000	3,165,026
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	2,210,000	2,486,714
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	7,010,000	11,019,369
Harris County Cultural Education Facilities Finance
(Texas Children's Hospital)
4.00% 10/1/47	5,000,000	5,926,750
Series A 4.00% 10/1/42	5,755,000	6,907,439
Illinois Finance Authority Revenue
(The Admiral at the Lake Project) 5.50% 5/15/54	330,000	347,480
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project) Series A 5.75% 8/15/50	400,000	453,300
Lake County, Ohio Port & Economic Development Authority
(Tapestry Wicklife, LLC Project) Series A 144A 6.75% 12/1/52 #, ‡	1,300,000	455,000
6    NQ-011 [11/21] 1/22 (1984259)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	2,210,000	$ 2,161,778
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	1,060,000	1,053,025
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	1,775,000	2,141,644
Miami-Dade County, Florida Health Facilities Authority Revenue
(Nicklaus Children's Hospital Project) 5.00% 8/1/42	1,330,000	1,591,305
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways At Gwynedd Project) 5.00% 12/1/46	830,000	911,066
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,000,000	2,137,640
Nash Health Care Systems Revenue, North Carolina
5.50% 11/1/26 (AGM)	880,000	883,925
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project) Series A1 5.00% 7/1/46	110,000	105,928
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	2,000,000	2,109,180
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	476,520
144A 5.00% 12/1/35 #	1,095,000	1,302,086
144A 5.00% 12/1/37 #	695,000	824,402
Norfolk Economic Development Authority Revenue, Virginia
(Sentara Healthcare) Series B 5.00% 11/1/43	880,000	914,971
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	2,575,000	2,593,720
Palm Beach County, Florida Health Facilities Authority Revenue
(Sinai Residences Boca Raton Project) Series A 7.50% 6/1/49	540,000	564,673
NQ-011 [11/21] 1/22 (1984259)    7

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	$ 1,314,000
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	1,506,000
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University) Series A 5.00% 9/1/45	1,775,000	1,998,295
(University Of Pennsylvania Health System)
4.00% 8/15/49	4,430,000	5,132,509
Series A 4.00% 8/15/43	1,905,000	2,284,686
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,080,000	2,211,789
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,540,000	3,929,825
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project) 6.625% 11/15/37	970,000	1,102,764
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	1,620,000	1,777,043
University of North Carolina at Chapel Hill
5.00% 2/1/46	440,000	516,340
Washington State Housing Finance Commission
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45 #	4,510,000	4,955,408
		133,538,965
Housing Revenue Bonds — 0.06%
Massachusetts Housing Finance Agency
Series A 5.25% 12/1/35 (FHA)	615,000	620,148
		620,148
Lease Revenue Bonds — 6.67%
Arizona Industrial Development Authority Revenue
(Lincoln South Beltway Project) 5.00% 2/1/30	130,000	168,472
8    NQ-011 [11/21] 1/22 (1984259)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Concord City, California
(2021 Capital Improvement Project) 2.125% 4/1/41	520,000	$ 502,866
Kansas City, Missouri
(Downtown Streetcar Project) Series A 5.00% 9/1/34	3,540,000	3,553,664
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 2.773% 12/15/56 (BAM) ^	12,000,000	4,509,600
Series A 4.00% 12/15/42	12,520,000	14,331,393
Series A 4.00% 6/15/50 (BAM)	1,775,000	2,006,797
Series A 4.00% 6/15/52	3,000,000	3,388,890
Series A 5.00% 6/15/50 (BAM)	2,525,000	3,076,384
Series A 5.00% 6/15/57	1,430,000	1,669,325
Series B 2.62% 12/15/54 (BAM) ^	21,740,000	8,695,783
Minnesota Housing Finance Agency
(State Appropriation) 5.00% 8/1/31	225,000	225,869
New Jersey Transportation Trust Fund Authority
(Federal Highway Reimbursement Revenue) Series A 5.00% 6/15/31	85,000	99,520
(Transportation Program) Series AA 4.00% 6/15/50 (BAM)	10,675,000	12,357,166
New York City, New York Transitional Finance Authority Building Aid Revenue
Series S-1 5.00% 7/15/37	4,430,000	4,558,027
New York Liberty Development Corporate
(4 World Trade Center Project) Series A 3.00% 11/15/51	3,750,000	3,899,813
New York State Thruway Authority Revenue
Series A-1 4.00% 3/15/52	1,775,000	2,080,513
Phoenix City, Arizona Civic Improvement
(Junior Lien Water System) Series A 5.00% 7/1/45	4,430,000	5,809,325
		70,933,407
Local General Obligation Bonds — 5.00%
Chicago, Illinois
Series A 5.25% 1/1/29	1,795,000	1,993,078
Series A 5.50% 1/1/49	880,000	1,095,899
Series A 6.00% 1/1/38	465,000	576,754
NQ-011 [11/21] 1/22 (1984259)    9

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois Board of Education
5.00% 4/1/42	1,025,000	$ 1,193,654
5.00% 4/1/46	1,050,000	1,217,055
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,210,000	2,582,716
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	2,210,000	2,547,556
Series A 5.00% 9/1/25	7,085,000	8,286,474
Montgomery County, Pennsylvania
Series A 5.00% 1/1/37	2,205,000	2,896,620
New York City, New York
Fiscal 2021 Series C 5.00% 8/1/43	1,330,000	1,697,346
Series A-1 4.00% 8/1/40	5,015,000	6,030,437
Series E 5.00% 3/1/41	85,000	103,995
Series E-1 5.00% 3/1/44	4,430,000	5,405,796
Series F-1 5.00% 4/1/45	4,745,000	5,792,744
Subseries B-1 5.00% 12/1/37	3,985,000	4,762,832
Subseries B-1 5.00% 12/1/41	4,430,000	5,285,123
Subseries D-1 4.00% 12/1/42	1,505,000	1,749,547
Subseries D-1 5.00% 10/1/36	20,000	20,078
		53,237,704
Pre-Refunded/Escrowed to Maturity Bonds — 2.42%
Broward County, Florida Airport System Revenue
Series C 5.25% 10/1/30-23 §	4,430,000	4,831,181
Massachusetts School Building Authority Revenue
Series C 5.00% 8/15/31-25 §	1,315,000	1,531,699
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	11,990,000	12,045,873
Philadelphia, Pennsylvania Water & Wastewater Revenue
5.00% 11/1/28-22 §	880,000	918,368
Richmond, Virginia Public Utility Revenue
Series A 5.00% 1/15/38-23 §	440,000	463,681
Rockwall Independent School District, Texas
5.00% 2/15/46-25 (PSF) §	1,775,000	2,034,487
Southwestern Illinois Development Authority Revenue
(Memorial Group) 7.125% 11/1/43-23 §	1,775,000	2,001,383
University of Massachusetts Building Authority Revenue
Senior Series 2013-1 5.00% 11/1/39-22 §	880,000	918,870
10    NQ-011 [11/21] 1/22 (1984259)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Waterbury, Connecticut
Lot A 5.00% 12/1/32-23 §	880,000	$ 962,764
		25,708,306
Resource Recovery Revenue Bond — 0.17%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,730,000	1,814,303
		1,814,303
Special Tax Revenue Bonds — 16.64%
Bullhead City, Arizona Excise Taxes Revenue
2.55% 7/1/46	7,000,000	7,043,540
City & County of San Francisco CA Special Tax District No 2020-1
Series B 144A 5.25% 9/1/49 #	4,000,000	4,075,880
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	1,955,000	2,025,380
CPR Custodial Receipt
(Taxable) Series 2021-1 144A 0.649% 1/1/45 #	12,000,000	11,430,000
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	12,702,598	11,972,199
Illinois State
First Series 6.00% 6/15/26 (NATL)	880,000	1,079,003
Massachusetts Bay Transportation Authority Sales Tax Revenue
4.00% 5/1/25	14,170,000	15,871,817
Massachusetts School Building Authority Revenue
Series C 5.00% 8/15/31	900,000	1,045,737
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified) Series B-2 5.00% 11/15/36	1,775,000	2,120,273
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28	2,385,000	2,441,047
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2014) Series A-1 5.00% 11/1/42	8,855,000	9,590,585
New York City, New York Transitional Finance Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/37	2,210,000	2,751,958
NQ-011 [11/21] 1/22 (1984259)    11

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York Convention Center Development Corporate Senior Lien
(Hotel Unit Fee Secured) Series B 2.873% 11/15/55 (BAM) ^	2,995,000	$ 1,175,747
New York Convention Center Development Corporate Senior Lien
(Hotel Unit Fee Secured) Series B 3.03% 11/15/55 ^	5,000	1,830
New York State Dormitory Authority Revenue
Series A 5.00% 2/15/31	85,000	102,568
Series A 5.00% 3/15/39	3,540,000	4,270,479
Series A 5.00% 3/15/42	1,775,000	2,135,449
Series B 5.00% 3/15/34	4,430,000	4,490,425
New York State Urban Development Revenue
(General Purpose)
Series A 5.00% 3/15/37	2,655,000	3,312,006
Series E 4.00% 3/15/38	2,440,000	2,891,254
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,910,000	2,099,606
Puerto Rico Infrastructure Financing Authority
Series B 5.00% 7/1/41 ‡	6,455,000	3,098,400
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,291,000	1,466,486
Series A-1 4.75% 7/1/53	16,348,000	18,527,352
Series A-1 4.91% 7/1/51 ^	27,650,000	6,692,406
Series A-1 5.00% 7/1/58	19,132,000	21,964,493
Series A-1 5.179% 7/1/46 ^	32,205,000	10,769,352
Series A-2 4.329% 7/1/40	6,379,000	7,160,427
Series A-2 4.329% 7/1/40	3,799,000	4,264,377
Series A-2 4.784% 7/1/58	7,025,000	7,975,904
Sales Tax Securitization, Illinois
Series A 5.00% 1/1/40	130,000	157,465
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,935,000	2,980,258
		176,983,703
12    NQ-011 [11/21] 1/22 (1984259)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 16.78%
California State
4.00% 10/1/36	2,655,000	$ 3,193,089
5.00% 9/1/32	2,140,000	2,895,998

(Forward Delivery) 5.00% 9/1/41	8,855,000	11,780,515
(Various Purpose)
4.00% 3/1/36	4,430,000	5,350,022
4.00% 10/1/41	1,480,000	1,798,466
5.00% 8/1/27	2,210,000	2,653,216
5.00% 3/1/30	4,430,000	5,058,971
5.00% 4/1/32	1,285,000	1,760,244
5.00% 4/1/37	4,430,000	4,696,509
5.00% 10/1/41	2,970,000	3,911,906
5.00% 10/1/47	1,900,000	2,218,497
Commonwealth of Massachusetts
Series A 5.50% 8/1/30 (AMBAC)	880,000	1,180,370
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,690,000	1,670,988
Series A 5.00% 7/1/41 ‡	3,865,000	3,478,500
Series A 5.125% 7/1/37 ‡	12,230,000	11,312,750
Series A 5.25% 7/1/22 ‡	1,610,000	1,595,913
Series A 5.25% 7/1/27 ‡	45,000	44,606
Series A 5.25% 7/1/30 ‡	5,315,000	5,275,137
Series A 5.25% 7/1/31 ‡	1,120,000	1,122,800
Series A 5.25% 7/1/34 ‡	1,390,000	1,381,313
Series A 5.375% 7/1/33 ‡	780,000	768,300
Series A 5.50% 7/1/39 ‡	2,515,000	2,370,387
Series A 5.75% 7/1/28 ‡	1,725,000	1,632,281
Series A 6.00% 7/1/38 ‡	485,000	486,213
Series A 8.00% 7/1/35 ‡	7,520,000	6,598,800
Series B 5.00% 7/1/35 ‡	1,145,000	1,133,550
Series C 6.00% 7/1/39 ‡	5,505,000	5,394,900
Connecticut State
Series B 5.00% 6/15/35	2,190,000	2,515,478
Series E 5.00% 9/15/35	2,210,000	2,773,948
Series E 5.00% 9/15/37	2,000,000	2,502,320
Florida State
(Department Of Transportation Right-of-Way Acquisition and Bridge Construction)
Series A 4.00% 7/1/33	2,210,000	2,633,303
NQ-011 [11/21] 1/22 (1984259)    13

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Florida State
(Department Of Transportation Right-of-Way Acquisition and Bridge Construction)
Series A 4.00% 7/1/34	3,240,000	$ 3,854,596
Georgia State
Series A 5.00% 7/1/33	8,630,000	11,685,624
Illinois State
5.00% 5/1/36	425,000	466,616
5.00% 11/1/36	1,580,000	1,847,936
5.00% 2/1/39	1,795,000	1,950,303
5.25% 2/1/30	3,095,000	3,396,144
5.25% 2/1/32	1,045,000	1,145,498
5.25% 2/1/33	650,000	712,654
5.50% 5/1/39	4,430,000	5,660,521
Series A 4.00% 12/1/33	890,000	999,808
Series A 5.00% 4/1/38	785,000	828,214
Series D 5.00% 11/1/27	3,095,000	3,745,352

(Rebuild Illinois Program) Series B 4.00% 11/1/39	9,475,000	10,847,454
Maryland State
Series A 5.00% 3/15/26	4,430,000	5,268,688
Series A 5.00% 3/15/28	2,655,000	3,343,760
Texas State
(Transportation Commission Mobility) Series A 5.00% 10/1/33	1,555,000	1,916,118
Washington State
Series A 5.00% 8/1/35	9,645,000	12,627,716
Series C 5.00% 2/1/36	5,370,000	6,927,085
		178,413,377
Transportation Revenue Bonds — 17.03%
Broward County, Florida Airport System Revenue
Series A 4.00% 10/1/49 (AMT)	4,430,000	5,073,679
Series A 5.00% 10/1/33 (AMT)	85,000	107,100
Central Florida Expressway Authority Senior Lien Revenue
Series A 5.00% 7/1/33	85,000	108,573
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,800,000	1,963,836
Chicago, Illinois O'Hare International Airport
Series A 5.00% 1/1/37 (AMT)	1,495,000	1,829,192
Series A 5.00% 1/1/38 (AMT)	530,000	647,512
Series B 5.00% 1/1/33	2,075,000	2,347,198
14    NQ-011 [11/21] 1/22 (1984259)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Chicago, Illinois O'Hare International Airport
Series D 5.25% 1/1/42	1,775,000	$ 2,133,976
Chicago, Illinois Transit Authority Revenue
Series A 4.00% 12/1/50	1,775,000	2,044,658
Series A 5.00% 12/1/45	1,775,000	2,200,947
Dallas, Texas Fort Worth International Airport Revenue
Series F 5.25% 11/1/30	4,430,000	4,835,965
Denver City & County, Colorado Airport System Revenue
Series A 5.00% 12/1/43 (AMT)	5,315,000	6,464,900
Georgia State Road & Tollway Authority Revenue
(Managed Lane System) Series A 4.00% 7/15/46	4,430,000	5,393,525
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,315,000	4,096,312
Love Field Airport Modernization, Texas General Airport Revenue Bonds
5.00% 11/1/35 (AMT)	880,000	1,046,936
5.00% 11/1/36 (AMT)	880,000	1,046,866
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/37 (AMT)	3,540,000	4,395,193
Series A 5.00% 7/1/39 (AMT)	2,605,000	3,223,584
Series A 5.00% 7/1/40 (AMT)	1,615,000	1,995,510
Metropolitan Nashville, Tennessee Airport Authority
Series A 5.00% 7/1/45	4,450,000	5,096,185
Metropolitan Transportation Authority Revenue, New York
Series D 5.00% 11/15/33	1,320,000	1,593,332
(Green Bonds)
Series A-1 5.00% 11/15/47	1,330,000	1,615,711
Series C-1 5.25% 11/15/55	80,000	98,587
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/49	3,790,000	4,293,653
Montgomery County, Texas Toll Road Authority Revenue
(Senior Lien) 5.00% 9/15/37	1,550,000	1,746,308
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	4,430,000	4,926,736
Series E 5.00% 1/1/45	5,315,000	5,996,542
NQ-011 [11/21] 1/22 (1984259)    15

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.375% 10/1/45 (AMT)	11,335,000	$ 13,123,323
North Carolina Turnpike Authority Revenue
5.00% 1/1/36 (AGM)	2,655,000	3,325,122
North Texas Tollway Authority Revenue
(1st Tier) Series B 5.00% 1/1/40	1,775,000	1,862,259
(2nd Tier) Series A 5.00% 1/1/34	4,430,000	5,002,400
Series A 4.00% 1/1/38	200,000	215,190
Series A 5.00% 1/1/43	6,200,000	7,570,758
Ohio Turnpike & Infrastructure Commission
(Infrastructure Projects) Series A-1 5.00% 2/15/28	270,000	285,098
Pennsylvania Turnpike Commission Revenue
Series A-2 5.00% 12/1/43	1,775,000	2,198,639
Series C 5.00% 12/1/44	880,000	991,611
Philadelphia City, Pennsylvania Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,625,000	4,210,764
Phoenix City, Arizona Civic Improvement Airport Revenue
Series B 5.00% 7/1/49 (AMT)	4,430,000	5,403,315
Regional Transportation District, Colorado
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/40	2,370,000	3,118,138
Riverside County Transportation Commission Toll Revenue Senior Lien
Series B-1 4.00% 6/1/46	1,775,000	2,094,713
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	3,540,000	4,298,162
Series A 5.00% 7/1/51 (AMT)	4,430,000	5,573,294
Series B 5.00% 7/1/42	3,055,000	3,677,701
San Diego, County Regional Airport Authority
Series B 4.00% 7/1/56 (AMT)	5,750,000	6,615,203
Series B 4.00% 7/1/56 (AMT) (BAM)	5,000,000	5,799,000
San Francisco, California City International Airport Commission
Series A 5.00% 5/1/44 (AMT)	4,430,000	5,449,299
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	395,000	464,220
Series B 5.00% 1/1/42 (AMT)	1,285,000	1,498,438
Series B 5.00% 1/1/48 (AMT)	5,345,000	6,207,683
16    NQ-011 [11/21] 1/22 (1984259)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3A and 3B Facility)
6.75% 6/30/43 (AMT)	2,205,000	$ 2,443,581
7.00% 12/31/38 (AMT)	1,620,000	1,803,238

(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	4,430,000	5,325,569
Triborough Bridge & Tunnel Authority Revenue,New York
(MTA Bridges and Tunnels) Series A 5.00% 11/15/49	80,000	102,014
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	1,075,000	1,277,949
Washington, Metropolitan Area Transit Authority Revenue, Columbia
5.00% 7/1/43	880,000	1,056,994
Wayne County, Michigan Airport Authority
(Detroit Metropolitan Wayne County Airport)
Series A 5.00% 12/1/42	2,210,000	2,309,561
Series D 5.00% 12/1/45 (AGM)	660,000	765,329
Westchester County, New York Industrial Development Agency
(Million Air Two LLC General Aviation Facilities Project) Series A 144A 7.00% 6/1/46 (AMT) #	675,000	721,717
		181,112,798
Water & Sewer Revenue Bonds — 1.18%
Carefree Utilities Community Facilities District, Arizona
4.00% 7/1/41	1,195,000	1,431,466
4.00% 7/1/46	1,195,000	1,415,394
Decatur City, Alabama Water & Sewer Revenue
Series A 4.00% 8/15/50	4,755,000	5,611,898
Guam Government Waterworks Authority
Series A 5.00% 1/1/50	1,775,000	2,175,653
Mississippi Development Bank
(Jackson Water and Sewer System Revenue Bond Project) 6.75% 12/1/30 (AGM)	880,000	978,613
NQ-011 [11/21] 1/22 (1984259)    17

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Toledo, Ohio Water System Revenue
5.00% 11/15/38	880,000	$ 934,182
		12,547,206
Total Municipal Bonds (cost $990,290,832)		1,083,396,702

Short-Term Investments — 0.24%
Variable Rate Demand Notes — 0.24%¤
Los Angeles Department of Water & Power Revenue
Series A 0.01% 7/1/45 (SPA - TD Bank N.A.)	305,000	305,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project) Series B 0.02% 11/1/35	2,000,000	2,000,000
New York City, New York Transitional Finance Authority
Series C-4 0.05% 11/1/44 (SPA - Barclays Bank)	150,000	150,000
Phoenix Industrial Development Authority
Series B 0.01% 11/15/52 (SPA - Northern Trust Company)	150,000	150,000
Total Short-Term Investments (cost $2,605,000)		2,605,000
Total Value of Securities—102.12% (cost $992,895,832)		1,086,001,702

Liabilities Net of Receivables and Other Assets—(2.12)%		(22,594,393)
Net Assets Applicable to 86,117,895 Shares Outstanding—100.00%		$1,063,407,309
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2021, the aggregate value of Rule 144A securities was $78,065,949, which represents 7.34% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
18    NQ-011 [11/21] 1/22 (1984259)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2021.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ-011 [11/21] 1/22 (1984259)    19